UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-4670

                         Global/International Fund, Inc.
                         -------------------------------
               (Exact name of registrant as specified in charter)


                                 345 Park Avenue
                               New York, NY 10154
               (Address of principal executive offices) (Zip code)


                                  Paul Schubert
                                 345 Park Avenue
                               New York, NY 10154
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190
                                                     --------------

Date of fiscal year end:  10/31
                          -----

Date of reporting period: 7/31/05
                         --------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder Global Discovery Fund
Investment Portfolio as of July 31, 2005 (Unaudited)
----------------------------------------------------------------------------------------------------------------------------

                                                                                             Shares                Value ($)
                                                                                     ---------------------------------------


Common Stocks 95.8%
Australia 2.1%
Macquarie Bank Ltd.                                                                         185,504               8,794,051
QBE Insurance Group Ltd. (c)                                                                309,432               3,949,462
                                                                                                               ------------
(Cost $3,859,937)                                                                                                12,743,513

Austria 0.3%
Wienerberger AG                                                                              41,340               1,917,063
(Cost $1,313,131)                                                                                              ------------

Brazil 1.6%
Aracruz Celulose SA "B" (ADR)                                                               146,800               5,462,428
Empresa Brasiliera de Aeronautica SA (Preferred) (ADR)                                      142,412               4,605,604
                                                                                                               ------------
(Cost $7,256,563)                                                                                                10,068,032

Canada 1.7%
OPTI Canada, Inc.*                                                                          124,700               3,015,498
ZENON Environmental, Inc.*                                                                  350,600               7,704,865
                                                                                                               ------------
(Cost $8,346,076)                                                                                                10,720,363

Denmark 0.9%
GN Store Nord AS (GN Great Nordic)                                                          481,700               5,351,641
(Cost $4,861,909)                                                                                              ------------

France 3.2%
Autoroutes du Sud de la France                                                              129,058               7,342,596
Flamel Technologies SA (ADR)* (c)                                                           278,800               5,528,604
JC Decaux SA*                                                                               282,320               6,585,464
                                                                                                               ------------
(Cost $11,264,028)                                                                                               19,456,664

Germany 11.2%
AWD Holding AG (c)                                                                          223,614              10,217,159
Deutsche Boerse AG                                                                          117,078              10,263,423
Fresenius Medical Care AG (c)                                                               166,208              14,508,414
Hypo Real Estate Holdings AG                                                                184,696               7,500,621
Puma AG                                                                                      23,959               6,003,956
Rational AG (c)                                                                              28,792               3,175,869
Stada Arzneimittel AG (c)                                                                   220,650               7,581,425
United Internet AG (c)                                                                      127,794               3,979,120
Wincor Nixdorf AG                                                                            59,352               5,397,264
                                                                                                               ------------
(Cost $40,525,696)                                                                                               68,627,251

Greece 5.1%
Alpha Bank AE                                                                               112,200               3,125,808
Coca-Cola Hellenic Bottling Co. SA                                                          231,400               6,526,039
Dryships, Inc.*                                                                             271,200               3,878,160
Germanos SA                                                                                 299,400               4,947,255
Piraeus Bank SA                                                                             425,800               8,076,635
Titan Cement Co.                                                                            145,800               4,937,511
                                                                                                               ------------
(Cost $25,449,905)                                                                                               31,491,408

Hong Kong 2.9%
Kingboard Chemical Holdings Ltd.                                                          2,598,400               7,366,462
Midland Realty Holdings Ltd.                                                              5,153,200               3,195,176
Wing Hang Bank Ltd.                                                                       1,000,000               7,136,652
                                                                                                               ------------
(Cost $10,726,799)                                                                                               17,698,290

India 0.6%
Mahindra & Mahindra Ltd.                                                                    229,800               3,582,246
(Cost $2,556,376)                                                                                              ------------

Ireland 7.2%
Anglo Irish Bank Corp. PLC                                                                2,106,956              28,355,267
FBD Holdings PLC                                                                             46,500               1,685,594
ICON PLC (ADR)*                                                                              68,800               2,693,520
Irish Continental Group PLC*                                                                166,455               2,078,730
Jurys Doyle Hotel Group PLC                                                                 261,556               5,168,775
Ryanair Holdings PLC*                                                                       472,000               3,833,785
                                                                                                               ------------
(Cost $10,640,622)                                                                                               43,815,671

Japan 5.5%
AEON Credit Services Co., Ltd.                                                               74,700               4,569,973
AEON Mall Co., Ltd.                                                                         156,000               5,131,913
JAFCO Co., Ltd.(c)                                                                           51,100               2,761,888
Matsui Securities Co., Ltd. (c)                                                             316,600               2,859,933
Nidec Corp.                                                                                  85,100               9,200,037
Park24 Co., Ltd. (c)                                                                        214,000               4,408,466
Sumitomo Realty & Development Co., Ltd.                                                     441,000               4,834,048
                                                                                                               ------------
(Cost $27,612,286)                                                                                               33,766,258

Korea 0.8%
Daewoo Shipbuilding & Marine Engineering Co., Ltd.                                          162,900               3,069,703
Korea Information Service, Inc.                                                              90,600               1,715,987
                                                                                                               ------------
(Cost $4,884,775)                                                                                                 4,785,690

Netherlands 4.0%
Chicago Bridge & Iron Co., NV (New York Shares)                                             247,600               6,920,420
IHC Caland NV                                                                               125,631               9,167,269
Vedior NV                                                                                   561,683               8,427,856
                                                                                                               ------------
(Cost $14,734,700)                                                                                               24,515,545

Norway 0.7%
Tandberg ASA (c)                                                                            357,300               4,045,644
(Cost $1,770,809)                                                                                              ------------

Russia 0.9%
Mobile Telesystems (ADR)                                                                    160,800               5,701,968
(Cost $1,140,310)                                                                                              ------------

Sweden 1.7%
Brostrom AB "B"                                                                             192,800               3,224,799
Eniro AB                                                                                    464,000               5,201,342
Micronic Laser Systems AB* (c)                                                              153,500               1,686,542
                                                                                                               ------------
(Cost $7,410,627)                                                                                                10,112,683

Switzerland 0.9%
Advanced Digital Broadcast Holdings SA (ADB Group)*                                          56,900               2,916,948
Micronas Semiconductor Holdings AG (Foreign Registered)*                                     61,272               2,415,196
                                                                                                               ------------
(Cost $5,000,785)                                                                                                 5,332,144

Taiwan 2.1%
Compal Electronics, Inc.                                                                  4,471,762               4,104,757
Siliconware Precision Industries Co.                                                      6,376,217               6,595,694
Yang Ming Marine Transport                                                                2,910,000               2,368,371
                                                                                                               ------------
(Cost $13,298,268)                                                                                               13,068,822

Thailand 1.1%
Bangkok Bank PCL (Foreign Registered)                                                     1,439,800               3,657,685
True Corp. PCL (Foreign Registered)*                                                     12,654,900               2,870,935
                                                                                                               ------------
(Cost $6,491,488)                                                                                                 6,528,620

United Kingdom 4.3%
Aegis Group PLC                                                                           2,737,049               4,759,787
ARM Holdings PLC                                                                          1,693,897               3,532,723
Group 4 Securicor PLC* (c)                                                                1,049,060               2,945,482
John Wood Group PLC                                                                         733,978               2,645,486
Misys PLC                                                                                   815,629               3,357,453
Taylor Nelson Sofres PLC                                                                  1,334,968               4,692,662
Viridian Group PLC                                                                          339,545               4,573,405
                                                                                                               ------------
(Cost $30,867,370)                                                                                               26,506,998

United States 37.0%
Advance Auto Parts, Inc.*                                                                   137,000               9,447,520
Advanced Medical Optics, Inc.*                                                              119,000               4,946,830
Aeropostale, Inc.*                                                                          142,600               4,256,610
Affiliated Computer Services, Inc. "A"*                                                      76,900               3,842,693
Allegheny Energy, Inc.*                                                                     457,900              13,050,150
AMERIGROUP Corp.*                                                                           185,600               6,431,040
Applied Micro Circuits Corp.*                                                               543,200               1,635,032
Carter's, Inc.*                                                                             117,500               7,149,875
Celgene Corp.* (c)                                                                          190,700               9,124,995
Diamond Foods, Inc.* (c)                                                                     45,900               1,016,685
Diebold, Inc.                                                                               141,500               7,029,720
Fiserv, Inc.*                                                                               207,014               9,185,211
Foundation Coal Holdings, Inc.                                                              127,700               4,246,025
FTI Consulting, Inc.*                                                                       199,350               4,804,335
Gentex Corp. (c)                                                                            236,800               4,219,776
GTECH Holdings Corp.                                                                        321,400               9,629,144
Harman International Industries, Inc.                                                        85,400               7,340,130
Harris Interactive, Inc.*                                                                   362,400               1,460,472
Invitrogen Corp.* (c)                                                                        89,300               7,659,261
Joy Global, Inc.                                                                            118,800               4,879,116
Kenneth Cole Productions, Inc. "A"                                                           99,800               2,971,046
Lam Research Corp.*                                                                         110,200               3,135,190
LECG Corp.*                                                                                 143,900               3,110,398
Legg Mason, Inc. (c)                                                                        149,265              15,247,420
Mercury Interactive Corp.* (c)                                                              112,700               4,436,999
NeuStar, Inc. "A"*                                                                          115,100               3,222,800
New York & Co., Inc.*                                                                       304,100               7,158,514
P.F. Chang's China Bistro, Inc.* (c)                                                        108,300               6,172,017
Prospect Partners LP*                                                                             3                  75,715
Rowan Companies, Inc.                                                                       100,300               3,426,248
Spinnaker Exploration Co.*                                                                   69,100               2,711,484
Symbol Technologies, Inc.                                                                   273,975               3,189,069
Telik, Inc.*                                                                                245,600               4,175,200
The First Marblehead Corp.* (c)                                                             204,400               7,102,900
Thoratec Corp.* (c)                                                                         269,100               4,445,532
THQ, Inc.*                                                                                  278,900               9,755,922
Ultra Petroleum Corp.*                                                                      251,800               9,548,256
Waters Corp.*                                                                               148,300               6,715,024
Zions Bancorp.                                                                              119,900               8,570,452
                                                                                                               ------------
(Cost $158,166,281)                                                                                             226,524,806


Total Common Stocks (Cost $398,178,741)                                                                         586,361,320
                                                                                                               ------------
Warrants 0.0%
Hong Kong
Kingboard Chemical Holdings Ltd.*
(Cost $2,059)                                                                               222,670                 101,688
                                                                                                               ------------
Securities Lending Collateral 16.3%
United States
Scudder Daily Assets Fund Institutional, 3.34% (b)(d)
(Cost $99,879,130)                                                                       99,879,130              99,879,130
                                                                                                               ------------
Cash Equivalents 4.2%
United States
Scudder Cash Management QP Trust, 3.34% (a)
(Cost $25,636,552)                                                                       25,636,552              25,636,552
                                                                                                               ------------

                                                                                             % of
                                                                                          Net Assets            Value ($)
                                                                                          ----------            ---------

Total Investment Portfolio  (Cost $523,696,482)                                               116.3             711,978,690
Other Assets and Liabilities, Net                                                             -16.3            -100,008,467
                                                                                                               ------------
Net Assets                                                                                    100.0             611,970,223
                                                                                                               ============

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(b) Scudder Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(c) All or a portion of these securities were on loan. The value of all securities loaned at July 31, 2005 amounted to $96,424,102, which is 15.8% of net assets.

(d) Represents collateral held in connection with securities lending.

ADR: American Depositary Receipt

At July 31, 2005, the Scudder Global Discovery Fund had the following sector diversification:
                                                                   As a % of
                                                               Common Stocks
Sector                                      Value ($)             & Warrants
-----------------------------------------------------------------------------
Financials                               144,251,843                    24.6
Consumer Discretionary                   103,663,539                    17.7
Information Technology                    94,735,839                    16.2
Industrials                               86,403,005                    14.7
Health Care                               73,809,845                    12.6
Materials                                 22,114,114                     3.8
Energy                                    21,346,972                     3.6
Utilities                                 17,623,555                     3.0
Telecommunication Services                11,795,703                     2.0
Consumer Staples                          10,718,593                     1.8
Total Common Stocks and Warrants         586,463,008                   100.0

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Global Discovery Fund, a series of
                                    Global/International Fund, Inc.


By:                                 /s/Julian Sluyters
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               September 23, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Global Discovery Fund, a series of
                                    Global/International Fund, Inc.


By:                                 /s/Julian Sluyters
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               September 23, 2005



By:                                 /s/Paul Schubert
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               September 23, 2005